FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Schedule of Investments Measured at Fair Value on Recurring Basis

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2019	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	52,281,183	—	52,281,183	—
Call options	294,177,634	—	—	294,177,634

Liabilities:
Convertible senior notes	728,215,869	—	—	728,215,869
Guarantee liabilities	72,019,365	—	—	72,019,365
Foreign exchange forward contracts- payable	3,856,561	—	3,856,561	—
Derivative liability interest rate swap	61,271,965	—	—	61,271,965

	Fair Value Measurements at Reporting Date Using
		Quote prices in
	Balance as of	active market	Significant other	Significant
	December 31,	for identical	observable	unobservable
Description	2020	assets (Level 1)	inputs (Level 2)	inputs (Level 3)
Assets:
Foreign exchange forward contracts- receivable	183,146,199	—	183,146,199	—
Call options	756,929,181	—	—	756,929,181

Liabilities:
Convertible senior notes	1,831,612,124	—	—	1,831,612,124
Guarantee liabilities	57,331,674	—	—	57,331,674
Foreign exchange forward contracts- payable	4,970,902	—	4,970,902	—
Foreign exchange options	12,923,817	—	—	12,923,817

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at January 1,	65,342	68,632	728,215,869
Issuance of convertible senior notes	—	585,301,500	—
Foreign exchange (gain)/loss	3,290	7,675,500	(38,359,987)
Change in fair value of convertible senior notes	—	114,149,092	1,202,082,070
Change in the instrument-specific credit risk	—	21,089,777	(60,325,828)
Repurchase of convertible senior notes	—	(68,632)	—
Balance at December 31,	68,632	728,215,869	1,831,612,124

A summary of changes in Level 3 fair value of call option for the year ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at January 1,	—	—	294,177,634
Issuance of call options	—	206,577,000	—
Foreign exchange (gain)/loss	—	2,709,000	(13,539,000)
Change in fair value of call options	—	84,891,634	476,290,547
Balance at December 31,	—	294,177,634	756,929,181

A summary of changes in Level 3 fair value of foreign exchange options for the year ended December 31, 2018, 2019 and 2020 were as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at January 1,	—	846,718	—
Addition of foreign exchange options	10,566,900	—	(9,316,000)
Cash Settlement	—	(516,012)	—
Change in fair value of foreign exchange options	(9,720,182)	(330,706)	(3,607,817)
Balance at December 31,	846,718	—	(12,923,817)

Schedule of Change in Fair Value of rate swap Derivatives

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at January 1,	26,486,388	12,786,001	61,271,965
Change in fair value of interest rate swap	(9,701,051)	69,974,512	78,878,089
Cash settlement	(3,999,336)	(21,488,548)	(140,150,054)
Balance at December 31,	12,786,001	61,271,965	—

Schedule of Change in Fair Value of Derivatives

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at January 1,	148,187,615	92,404,068	72,019,365
Additions	1,425,026	2,164,200	—
Amortization	(28,243,063)	(18,574,433)	(14,687,691)
Cancellation	(28,965,510)	(3,974,470)	—
Balance at December 31,	92,404,068	72,019,365	57,331,674

	Foreign exchange forward		Type of derivatives
For the year ended	contracts		Convertible	Interest		Warrant	Foreign exchange
December 31,	Realized	Unrealized	senior notes	Rate swap	Call option	liability	options	Total
(In RMB)
2018	(42,614,340)	(1,475,360)	—	9,701,051	—	—	(9,720,182)	(44,108,831)
2019	(126,708,753)	48,425,227	(114,149,092)	(69,974,512)	84,891,634		(330,706)	(177,846,202)
2020	61,379,585	129,806,218	(1,202,082,070)	(78,878,089)	476,290,547		(3,607,817)	(617,091,626)

Level 3
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Summary of significant unobservable inputs adopted in the valuation of Level 3 instruments

Unobservable inputs of convertible senior notes
Expected volatility	75.16%
Risk free interest rate	0.23%
Discount rate	26.55%

Unobservable input of call option
Spot price	61.87

Unobservable inputs of foreign exchange option
Expected volatility	7.14%
Risk free interest rate	0.09%~2.45%

Unobservable input of guarantee liabilities
Discount rate	5.39%